Accrued liabilities and other current liabilities	12 Months Ended
Dec. 31, 2017
Accrued liabilities and other current liabilities [Abstract]
Accrued liabilities and other current liabilities
17.	Accrued liabilities and other current liabilities

	December 31,
	2016	2017
	RMB	RMB

Revenue sharing fees	521,654	839,745
Salaries and welfare	200,606	220,539
Marketing and promotion expenses	68,243	109,901
Bandwidth costs	86,186	102,064
Value added taxes and other taxes payable	56,677	23,204
Deposits from content providers and suppliers	18,779	22,140
Other payable to content providers	22,725	20,849
Others	91,168	127,521

Total	1,066,038	1,465,963